Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cost
Land	$ 3,464	$ 3,464
Building	77,950	80,861
Computer equipment and software	315,984	282,909
Office furniture and fixtures	70,218	65,152
Laboratory equipment	31,487	31,098
Leasehold improvements	20,933	20,647
Motor vehicles	43	47
Property, Plant and Equipment, Gross, Total	520,079	484,178
Less accumulated depreciation and asset write offs	(371,112)	(333,960)
Property, plant and equipment (net)	$ 148,967	$ 150,218	[1]

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).